FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Items of income, expenses, gains or losses resulting from financial instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Items of income, expenses, gains or losses resulting from financial instruments
Total interest income for financial assets that are not measured at FVTPL	€ 66	€ 860
Financial liabilities - FLAC, Interest	(11,402)	(4,863)
Financial assets and liabilities - FVTPL, Fair value	(28,076)	1,028
Total income, expenses, gains or losses resulting from financial instruments	(39,413)	(2,975)
Financial instruments that are not measured at FVTPL
Total interest income for financial assets that are not measured at FVTPL	66	860
Total interest expense for financial liabilities that are not measured at FVTPL	2,951	4,863
Interest
Items of income, expenses, gains or losses resulting from financial instruments
Total interest income for financial assets that are not measured at FVTPL	66	860
Financial liabilities - FLAC, Interest	(11,402)	(4,863)
Total income, expenses, gains or losses resulting from financial instruments	(2,886)	(4,003)
Financial instruments that are not measured at FVTPL
Total interest income for financial assets that are not measured at FVTPL	66	860
Fair value
Items of income, expenses, gains or losses resulting from financial instruments
Financial assets and liabilities - FVTPL, Fair value	(28,076)	1,028
Total income, expenses, gains or losses resulting from financial instruments	€ (28,076)	€ 1,028